SUBSEQUENT EVENTS (Details) - USD ($)	Sep. 28, 2026	Sep. 24, 2026	Sep. 08, 2026	Jul. 31, 2026	Jun. 30, 2026	Dec. 31, 2025
SUBSEQUENT EVENTS
Ordinary shares, par value (in dollars per share)					$ 0.0001	$ 0.0001
Subsequent event
SUBSEQUENT EVENTS
Principal amount of loan				$ 525,000
Ordinary shares, par value (in dollars per share)		$ 0.0001
Common stock shares issuable		110,070
Subsequent event | Convertible notes payable
SUBSEQUENT EVENTS
Principal amount of loan		$ 4,347,826
Debt instrument original issue discount rate		8.00%
Term of loan (in months)		12 months
Debt default interest rate		15.00%
Company received financing proceeds	$ 4,000,000		$ 4,000,000